Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Standby Letters of Credit
Financial Instrument [Line Items]
Fair value of contingent liability	$ 150	$ 150
Performance Bonds
Financial Instrument [Line Items]
Fair value of contingent liability	$ 13,700	$ 7,900